Note 1 - Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization

Global Clean Energy, Inc. (“Global Clean Energy”, “GCE”, or the “Company”) was incorporated in Colorado on December 3, 1999.  Prior to July 2004, Global Clean Energy through its subsidiary, Panache, Inc. (“Panache”), operated as a women’s fashion apparel wholesaler in Colorado.  GCE was dormant from July 2004 through July 2006 when it began operating in furtherance of its current business plan. At this time, GCE was a non-trading, dormant, fully reporting, listed Corporation, the shares of which were purchased by Mr. Kenneth Adessky, the chief financial officer of the Company.

On August 16, 2006, Global Clean Energy elected new officers and directors and moved its offices to Boulder, Colorado for corporate and administrative purposes.

By stockholder approval, on November 13, 2007, GCE’s state of incorporation was changed from Colorado to Maryland and at the same time, GCE changed its name to Global Clean Energy, Inc. The Company has now moved its administrative offices to Houston, Texas.

With offices in Texas and Montreal, Global Clean Energy is a public company trading on the OTC: Pink Markets whose primary business is operating as a waste-to-energy alternative fuels company and is developing as well build-own-operate waste-to-energy conversion sites. Further, the Company is focusing on using available and developing technologies to convert waste into commercially viable energy, a process the Company refers to as Reforming Environmental Salvage into Clean Usable Energy (R.E.S.C.U.E). Global Clean Energy has kept its focus on organic waste recovery and has developed two complementary technologies to salvage and reform waste from a variety of sources to produce a variety of clean energy byproducts.

GCE is focused on the North American markets in implementing commercially proven technologies to convert and recover end-of-life plastic, tires, biomass, ASR auto shred, and PGM platinum group metals, GCE incorporates technologies that are presently being employed in Europe and Asia to permit faster growth, less risk and accelerated operations and investments. GCE is positioned as one of the most diverse feedstock integrators, differentiating itself from single source, singular platform traditional feedstock developers in the flourishing North America alternative fuel development market

Global Clean Energy plans to Build-Own-Operate (BOO) plants utilizing best available technologies worldwide; GCE is a leader in the Plastic and Tire Waste to Energy field with sites under contract in the Southeast and Midwestern US which will process 30-60 tons per day of each substrate. GCE is in the midst of finalizing agreements for the development of a Plasma Arch PGM, Platinum-Groups-Metals recovery site in the Southern US.

Going Concern

The Company’s financial statements have been prepared assuming that it will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, we have incurred continued losses, have a net working capital deficiency, and have an accumulated deficit of $11,353,150 as of March 31, 2014. These factors among others create a substantial doubt about our ability to continue as a going concern. The Company is dependent upon sufficient future revenues, additional sales of our securities or obtaining debt financing in order to meet our operating cash requirements. Barring the Company’s generation of revenues in excess of its costs and expenses or its obtaining additional funds from equity or debt financing, or receipt of significant licensing prepayments, the Company will not have sufficient cash to continue to fund the operations of the Company. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Although we are actively pursuing financing opportunities, we may not be able to raise cash on terms acceptable to us or at all. There can be no assurance that we will be successful in obtaining additional funding. Financings, if available, may be on terms that are dilutive to our shareholders, and the prices at which new investors would be willing to purchase our securities may be lower than the current price of our ordinary shares. If additional financing is not available or is not available on acceptable terms, we will have to curtail our operations in the short term.

Note 1 – Organization

Global Clean Energy, Inc. (“Global Clean Energy”, “GCE”, or the “Company”) was incorporated in Colorado on December 3, 1999.  Prior to July 2004, Global Clean Energy through its subsidiary, Panache, Inc. (“Panache”), operated as a women’s fashion apparel wholesaler in Colorado.  GCE was dormant from July 2004 through July 2006 when it began operating in furtherance of its current business plan. At this time, GCE was a non-trading, dormant, fully reporting, listed Corporation, the shares of which were purchased by Mr. Kenneth Adessky, the chief financial officer of the Company.

On August 16, 2006, Global Clean Energy elected new officers and directors and moved its offices to Boulder, Colorado for corporate and administrative purposes.

By stockholder approval, on November 13, 2007, GCE’s state of incorporation was changed from Colorado to Maryland and at the same time, GCE changed its name to Global Clean Energy, Inc. The Company has now moved its administrative offices to Houston, Texas.

With offices in Texas and Montreal, Global Clean Energy is a public company trading on the OTC: Pink Markets whose primary business is operating as a waste-to-energy alternative fuels company and is developing as well build-own-operate waste-to-energy conversion sites. Further, the Company is focusing on using available and developing technologies to convert waste into commercially viable energy, a process the Company refers to as Reforming Environmental Salvage into Clean Usable Energy (R.E.S.C.U.E). Global Clean Energy has kept its focus on organic waste recovery and has developed two complementary technologies to salvage and reform waste from a variety of sources to produce a variety of clean energy byproducts.

GCE is focused on the North American markets in implementing commercially proven technologies to convert and recover end-of-life plastic, tires, biomass, ASR auto shred, and PGM platinum group metals, GCE incorporates technologies that are presently being employed in Europe and Asia to permit faster growth, less risk and accelerated operations and investments. GCE is positioned as one of the most diverse feedstock integrators, differentiating itself from single source, singular platform traditional feedstock developers in the flourishing North America alternative fuel development market

Global Clean Energy plans to Build-Own-Operate (BOO) plants utilizing best available technologies worldwide; GCE is a leader in the Plastic and Tire Waste to Energy field with sites under contract in the Southeast and Midwestern US which will process 30-60 tons per day of each substrate. GCE is in the midst of finalizing agreements for the development of a Plasma Arch PGM, Platinum-Groups-Metals recovery site in the Southern US.

Going Concern

The Company’s financial statements have been prepared assuming that it will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, we have incurred continued losses, have a net working capital deficiency, and have an accumulated deficit of $10,820,002 as of December 31, 2013. These factors among others create a substantial doubt about our ability to continue as a going concern. The Company is dependent upon sufficient future revenues, additional sales of our securities or obtaining debt financing in order to meet our operating cash requirements. Barring the Company’s generation of revenues in excess of its costs and expenses or its obtaining additional funds from equity or debt financing, or receipt of significant licensing prepayments, the Company will not have sufficient cash to continue to fund the operations of the Company through July 31, 2014. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Although we are actively pursuing financing opportunities, we may not be able to raise cash on terms acceptable to us or at all. There can be no assurance that we will be successful in obtaining additional funding. Financings, if available, may be on terms that are dilutive to our shareholders, and the prices at which new investors would be willing to purchase our securities may be lower than the current price of our ordinary shares. If additional financing is not available or is not available on acceptable terms, we will have to curtail our operations in the short term.